FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

November 4, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the DF Dent Premier Growth Fund, the DF Dent Midcap Growth Fund and the DF Dent Small Cap Growth Fund, dated November 1, 2013, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on October 28, 2013 (accession number 0001435109-13-000478).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2025 or lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/Lina Bhatnagar
Lina Bhatnagar
Secretary to the Registrant